Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The transactions which occurred during the years ended December 31, 2014, 2013 and 2012 are outlined below (in thousands):

	December 31,
(dollars in thousands)	2014	2013	2012
Tax, utility, insurance and other reimbursement	$692	$336	$234
Rent expense	1,026	977	572
Capital assets acquired	266	625	568
Total	$1,984	$1,938	$1,374